Combined And Consolidated Balance Sheets (Parenthetical)		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) shares
Accounts receivable, allowance		$ 12,907	¥ 91,886	$ 90,055	¥ 641,101
Other receivable, allowance | ¥			64,103		2,630
Contract assets-current, allowance		$ 599,459	¥ 4,267,547	$ 322,025	¥ 2,292,498
Ordinary shares, par value | $ / shares	[1]	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000	500,000,000	500,000,000
Common Class A [Member]
Ordinary shares, shares issued	[1]	11,448,632	11,448,632	10,011,132	10,011,132
Ordinary shares, shares outstanding	[1]	11,448,632	11,448,632	10,011,132	10,011,132
Common Class B [Member]
Ordinary shares, shares issued	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Ordinary shares, shares outstanding	[1]	10,000,000	10,000,000	10,000,000	10,000,000

[1]	Giving retroactive effect to Reorganization transactions.